Schedule of General and Administrative Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
General And Administrative
Computer expenses	$ 123,818	$ 109,384	$ 103,531
Insurance	42,030	45,264	48,821
Professional fees	241,779	239,032	185,974
Rental (Note 11)	60,171	82,756	120,557
Other general and administrative expenses	226,125	212,971	214,771
Total general and administrative expenses	$ 693,923	$ 689,407	$ 673,654